Intangible assets - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021		Jun. 30, 2020
Statements [Line Items]
Impairment of intangible assets		£ 15.8
Capital commitments		20.7	£ 4.0
Carrying amount of intangible assets		227.9	234.2	[1]
Cost And Carrying Amount [Member] | Firefly BioWorks Multiplex And Assay Technology [Member]
Statements [Line Items]
Carrying amount of intangible assets		15.8
Group's new website platform [member]
Statements [Line Items]
Carrying amount of intangible assets		14.7
Intangible assets [Member]
Statements [Line Items]
Capital commitments		2.3	5.4
Technology-based intangible assets [member] | Internally generated [member]
Statements [Line Items]
Carrying amount of intangible assets		32.9	30.5
Capitalised development expenditure [member]
Statements [Line Items]
Impairment of intangible assets		0.7	2.1
Research And Development Expenses [member]
Statements [Line Items]
Amortisation Expense	£ 4.6	12.0	8.5		£ 8.2
Research And Development Expenses [member] | Technology-based intangible assets [member] | Internally generated [member]
Statements [Line Items]
Impairment of intangible assets			1.1
Selling General And Administrative Expenses [member]
Statements [Line Items]
Amortisation Expense	£ 3.3	14.4	12.4		£ 7.5
Selling General And Administrative Expenses [member] | Technology-based intangible assets [member] | Internally generated [member]
Statements [Line Items]
Impairment of intangible assets		£ 0.3	£ 0.6

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.